Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 605	¥ 4,210	¥ 3,243
Less: accumulated amortization	(381)	(2,650)	(1,109)
Intangible assets, net	224	1,560	2,134
Purchased software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 605	¥ 4,210	¥ 3,243